PROSPECTUS SUPPLEMENT DATED APRIL 30, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, Y AND INVESTOR CLASS SHARES OF THE FUND LISTED
BELOW:

AIM TECHNOLOGY FUND

Effective May 1, 2009, the following information replaces in its entirety the information appearing under the heading "PERFORMANCE INFORMATION -- PERFORMANCE TABLE" on page 2 of the prospectus:

"PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark. The fund's performance reflects payment of sales loads, if applicable. The benchmarks may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance of the fund may deviate significantly from the performance of the benchmarks shown below.

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------
                                                                                               Since      Inception
(for the periods ended December 31, 2007)               1 Year       5 Years     10 Years   Inception(1)     Date
---------------------------------------------------------------------------------------------------------------------
Class A                                                                                                   03/28/02
    Return Before Taxes                                  1.44%        11.09%         --        (0.72)%
Class B                                                                                                   03/28/02
    Return Before Taxes                                  1.53         11.24          --        (0.68)
Class C                                                                                                   02/14/00
    Return Before Taxes                                  5.56         11.51          --       (13.66)
Class Y(2)                                                                                                01/19/84(2)
    Return Before Taxes                                  7.37         12.22         2.34%        --
Investor Class                                                                                            01/19/84
    Return Before Taxes                                  7.37         12.22         2.34         --
    Return After Taxes on Distributions                  7.37         12.22         2.07         --
    Return After Taxes on Distributions and
    Sale of Fund Shares                                  4.79         10.70         2.01         --
---------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index(3)                                      5.49         12.82         5.91
Merrill Lynch 100 Technology Index (price-only)(3,4)     9.47         18.35          --
S&P North American Technology Sector Index(3,5)         16.94         15.59         5.74
Lipper Science & Technology Funds Index(3,6)            16.76         15.65         5.66
---------------------------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class only and after-tax returns for Class A, B, C and Y shares will vary.

(1) Since inception performance is only provided for a class with less than ten calendar years of performance.

(2) The returns shown for these periods are the historical performance of the fund's Investor Class shares at net asset value, which reflects the Rule 12b-1 fee applicable to Investor Class shares. The inception date shown in the table is that of the fund's Investor Class shares. The inception date of the fund's Class Y shares is October 3, 2008.

(3) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Merrill Lynch 100 Technology Index (price-only), which the fund believes more closely reflects the performance of the securities in which the fund invests. The fund has elected to use the Merrill Lynch 100 Technology Index (price-only) as its style specific benchmark instead of the S&P North American Technology Sector Index because the Merrill Lynch 100 Technology Index (price-only) more appropriately reflects the fund's investment style. In addition, the Lipper Science & Technology Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(4) The Merrill Lynch 100 Technology Index (price-only) is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.

(5) The S&P North American Technology Sector Index is a modified capitalization-weighted index composed of companies involved in the technology industry.

(6) The Lipper Science & Technology Funds Index is an equally weighted representation of the largest funds in the Lipper Science & Technology Funds category. These funds invest at least 65% of their portfolios in science and technology stocks."

PROSPECTUS SUPPLEMENT DATED APRIL 30, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM ENERGY FUND
AIM TECHNOLOGY FUND
AIM UTILITIES FUND

Effective May 1, 2009, the following information replaces in its entirety the information appearing under the heading "PERFORMANCE INFORMATION -- PERFORMANCE TABLE -- TECHNOLOGY -- INSTITUTIONAL CLASS" on page 4 of the prospectus:

"AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------------
                                                                                              Since        Inception
(for the periods ended December 31, 2007)                       1 Year        5 Years       Inception        Date
-----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY -- INSTITUTIONAL CLASS                                                                          12/21/98
    Return Before Taxes                                         8.09           13.13%          0.71
    Return After Taxes on Distributions                         8.09           13.13           0.42
    Return After Taxes on Distributions and
    Sale of Fund Shares                                         5.26           11.52           0.59
-----------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index(1)                                             5.49           12.82           3.65(5)     12/31/98(5)
Merrill Lynch 100 Technology Index (price-only)(6,7)            9.47           18.35           3.48(5)     12/31/98(5)
S&P North American Technology Sector Index(6,8)                16.94           15.59           0.36(5)     12/31/98(5)
Lipper Science & Technology Funds Index(6,9)                   16.76           15.65           1.86(5)     12/31/98(5)"
-----------------------------------------------------------------------------------------------------------------------


Effective May 1, 2009, the following information replaces in its entirety the information appearing in footnotes 6 through 8. In addition, footnote 9 is hereby renumbered as footnote 10 under the heading "PERFORMANCE INFORMATION -- PERFORMANCE TABLE" on page 4 of the prospectus:

"(6) The fund has also included the Merrill Lynch 100 Technology Index (price-only), which the fund believes more closely reflects the performance of the securities in which the fund invests. The fund has elected to use the Merrill Lynch 100 Technology Index (price-only) as its style specific benchmark instead of the S&P North American Technology Sector Index because the Merrill Lynch 100 Technology Index (price-only) more appropriately reflects the fund's investment style. In addition, the Lipper Science & Technology Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(7) The Merrill Lynch 100 Technology Index (price-only) is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.

(8) The S&P North American Technology Sector Index is a modified capitalization-weighted index composed of companies involved in the technology industry.

(9) The Lipper Science & Technology Funds Index is an equally weighted representation of the largest funds in the Lipper Science & Technology Funds category. These funds invest at least 65% of their portfolios in science and technology stocks."